Development-Stage Risks, Liquidity and Going Concern - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Developments Risks Uncertainties Liquidity And Going Concern [Line Items]
Accumulated deficit	$ 190,904	$ 132,089